Shareholder Report, Line Graph (Details) 190429_GuideMark World ex-US Fund_RS Class_TSR Annual {RS Shares} - USD ($)		12 Months Ended
	Mar. 13, 2026	Mar. 31, 2026
RS Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuideMark World ex-US Fund RS Shares
Accumulated Value	$ 10,000	$ 10,164
MSCI World ex-USA Index_
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Accumulated Value	$ 10,000	$ 9,838